Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Debt
Schedule of continuity of the Beedie Convertible Loan and the Beedie Derivative Liability

In $000s	$
Balance — December 31, 2023	12,568

Accrued Interest	1,301
Interest paid	(1,301)
Accrued PIK interest	246
Accretion of discount	564
Foreign exchange gain	(1,044)
Balance — December 31, 2024	12,334

Accrued Interest	417
Interest paid	(417)
Accrued PIK interest	79
Accretion of discount	204
Foreign exchange loss	518
Accelerated accretion of discount due to revised repayment date	3,255
Repayment	(16,390)
Balance — December 31, 2025	—

Amount allocated to Derivative Liability	$
Balance — December 31, 2023	3,685

Change in FVTPL	(400)
Balance — December 31, 2024	3,285

Change in FVTPL	(112)
Derecognition on repayment	(3,173)
Balance — December 31, 2025	—